BUSINESS ACQUISITION (Details) (Bluewater Gandria, USD $)	0 Months Ended	12 Months Ended
	Jan. 18, 2012	Dec. 31, 2012	Dec. 31, 2012
Bluewater Gandria
Business acquisition:
Percentage of voting interest acquired	50.00%	50.00%	50.00%
Purchase consideration - cash	$ 19,500,000
Previously held equity interest	50.00%
Revenue from acquisition		0
Net loss from acquisition		14,600,000
Pro forma revenue			0
Pro forma net loss			$ 15,300,000